Note 2 - Risks and Uncertainties (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retained Earnings (Accumulated Deficit), Total	$ (125,497)	$ (91,094)
Net Income (Loss) Attributable to Parent, Total	(25,263)	(34,933)
Inducement Warrant Exercises	9,100
Net Cash Provided by (Used in) Operating Activities, Total	(25,249)	(15,276)
Cash and Cash Equivalents, at Carrying Value, Total	2,578	1,285
Working Capital	(9,300)
Stockholders' Equity Attributable to Parent, Ending Balance	$ (4,710)	$ (8,049)